Intangible assets, Net	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, Net
9. Intangible assets, Net

Intangible assets, net, consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB

Internally developed software	85,928	171,801
Trademark	841	692
Supplier relationship	15,620	15,620

Accumulated amortization	(36,239)	(55,720)

Intangible assets, net	66,150	132,393

Amortization expenses for intangible assets were RMB9,221, RMB12,837 and RMB19,481 for the years ended December 31, 2016, 2017 and 2018, respectively. Estimated amortization expenses of the existing intangible assets for the next five years are RMB44,938, RMB42,382, RMB33,445, RMB4,340 and RMB1,626.